UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4215

Dreyfus GNMA Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30

Date of reporting period:	7/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus GNMA Fund, Inc. July 31, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--99.3%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Home Equity Loans--1.0%
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	1,077,544 a	1,074,113
Federal National Mortgage
Association Whole Loan,
Ser. 2001-W1, Cl. AF6	6.90	7/25/31	3,518,061 a	3,506,819
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	2,772,585	2,770,312
Long Beach Asset Holdings,
Ser. 2004-6, Cl. N1	4.50	11/25/34	23,802 b	23,790
				7,375,034
Residential Mortgage Pass-Through Ctfs.--2.8%
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31 Cl. 2A1	5.53	1/25/36	1,856,443 a	1,843,390
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	6,639,245	6,648,211
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	8,358,840 a	8,254,879
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.22	7/17/36	1,840,000 a	1,851,500
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	2,225,000 a	2,151,375
				20,749,355
U.S. Government Agencies/Mortgage-Backed--89.3%
Federal Home Loan Mortgage Corp.,
5.00%, 3/1/20			1,290,285	1,252,777
Federal National Mortgage Association:
6.00%			54,680,000 c	54,957,000
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33			1,670,728	1,451,332
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34			4,930,017	4,853,898
Government National Mortgage Association I:
5.00%			15,725,000 c	15,017,375
6.00%			29,650,000 c	29,659,192
6.50%			5,500,000 c	5,601,365
5.00%, 5/15/33 - 8/15/35			49,448,430	47,279,346
5.50%, 6/15/20 - 9/15/35			147,176,618	144,283,053
6.00%, 10/15/19 - 3/15/36			38,811,404	38,917,981
6.50%, 9/15/08 - 6/15/36			12,081,385	12,283,837
7.00%, 11/15/22 - 12/15/22			21,180	21,849
7.50%, 12/15/06 - 5/15/26			8,344,885	8,693,341
8.00%, 4/15/08 - 12/15/22			3,650,752	3,838,514
8.50%, 7/15/08 - 12/15/22			3,127,651	3,358,468
9.00%, 1/15/19 - 12/15/22			2,439,751	2,630,176

9.50%, 3/15/18 - 11/15/24	577,791		633,285
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	3,262,154		3,175,950
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	5,034,720		4,878,122
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	3,275,474		3,159,064
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	8,076,434		7,861,614
Ser. 2006-5, Cl. A 4.24%,
7/16/29	10,313,301		9,991,338
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	2,535,194		2,467,251
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	3,017,748		2,950,211
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	3,500,000		3,404,275
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	4,260,000		4,231,464
Government National Mortgage Association II:
5.50%	8,578,000	c	8,375,613
6.50%	10,900,000	c	11,092,453
4.38%, 4/20/30 - 6/20/32	5,675,215	a	5,684,065
4.50%, 7/20/30 - 1/20/34	10,951,672	a	10,929,353
4.75%, 9/20/27	13,470	a	13,500
5.00%, 9/20/33 - 1/20/36	58,470,540		55,639,633
5.38%, 2/20/27	26,459	a	26,566
5.50%, 1/20/34 - 1/20/36	69,610,472		67,956,430
6.00%, 12/20/28 - 6/20/36	47,953,671		47,914,622
6.50%, 5/20/31 - 7/20/36	23,133,623		23,527,817
7.00%, 4/20/24 - 4/20/32	13,574,420		13,949,906
7.50%, 9/20/30	204,630		211,726
9.50%, 9/20/17 - 2/20/25	168,591		183,459
			662,357,221
U.S. Treasury Notes--6.2%
3.50%, 2/15/10	10,560,000	d	10,080,682
4.00%, 6/15/09	6,300,000	d,e	6,147,414
4.50%, 2/28/11	30,135,000	d	29,639,430
			45,867,526
Total Bonds and Notes
(cost $749,487,563)			736,349,136

	Face Amount
	Covered by
Options--.0%	Contracts ($)		Value ($)

Call Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, June 2009 @ 4	37,500,000		66,851
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, January 2008 @ 6	73,000,000		27,664
Total Options
(cost $146,788)			94,515

	Principal
Short-Term Investments--16.3%	Amount ($)		Value ($)

U.S. Treasury Bills
4.69%, 8/3/06	30,000,000		29,991,900

4.70%, 8/24/06	35,000,000	34,891,500
4.84%, 9/7/06	6,150,000 e	6,119,681
4.86%, 9/28/06	50,000,000	49,613,000
Total Short-Term Investments
(cost $120,615,012)		120,616,081

Other Investment--.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,595,000)	5,595,000 f	5,595,000

Investment of Cash Collateral
for Securities Loaned--5.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $37,557,734)	37,557,734 f	37,557,734

Total Investments (cost $913,402,097)	121.4%	900,212,466
Liabilities, Less Cash and Receivables	(21.4%)	(158,564,499)
Net Assets	100.0%	741,647,967

a	Variable rate security--interest rate subject to periodic change.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, this security amounted to $23,790 or .0% of net assets.
c	Purchased on a forward commitment basis.
d	All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on loan is $36,389,585 and the total market value of the collateral held by the fund is $37,557,734.
e	All or partially held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES July 31, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
U.S. Treasury 5-Year Notes	1,636	170,501,875	September 2006	688,375
U.S. Treasury 10-Year Notes	67	7,104,094	September 2006	30,883

Financial Futures Short
U.S. Treasury 30-Year Bonds	339	(36,707,344)	September 2006	(464,578)
				254,680

STATEMENT OF OPTIONS WRITTEN July 31,2006 (Unaudited)

	Contracts	Value ($)

Call Options:
September 2006 10-Year Future
August 2006 @ 107	419	(45,830)
Put Options:
September 2006 10-Year Future
August 2006 @ 103	419	(6,549)
Total Options:
(Premiums received $69,233)		(52,379)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus GNMA Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)